DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Total Return Swap—During the three months ended March 31, 2015, the Company, through a warehouse SPV, entered into a TRS agreement with a third-party bank, in lieu of financing. Under the TRS agreement, the Company received the income on the reference obligations (including gains on terminated reference obligations) and paid the counterparty an amount equal to three month LIBOR plus a margin on the outstanding notional amount of the reference obligations and losses on terminated reference obligations. The Company also consolidated this warehouse SPV as it was a VIE in which the Company was deemed the primary beneficiary (Note 2). During the year ended December 31, 2015 the warehouse agreement was terminated in conjunction with the issuance of a CLO.

During the three months ended March 31, 2016, the Company recognized $(0.3) million net (loss) related to other derivative instruments and during the three months ended March 31, 2015, the Company recognized net income of $0.4 million related to the TRS agreement.

Derivative Instruments and Hedging Activities

Total Return Swap—During the year ended December 31, 2015, the Company, through a warehouse SPV, entered into a TRS agreement with a third-party bank, in lieu of financing. Under the TRS agreement, the Company received the income on the reference obligations (including gains on terminated reference obligations) and paid the counterparty an amount equal to three month LIBOR plus a margin on the outstanding notional amount of the reference obligations and losses on terminated reference obligations. The Company also consolidated this warehouse SPV as it was a VIE in which the Company was deemed the primary beneficiary (Note 2). The adoption of ASU 2015-02 did not change our consolidation assessment. During the year ended December 31, 2015, the warehouse agreement was terminated in conjunction with the issuance of a CLO. During the year ended December 31, 2014, the Company, through a warehouse SPV, entered into a separate TRS agreement with a third-party bank which was terminated in the same year.

The Company recognized net income related to the TRS agreements and other derivative instruments during the years ended December 31, 2015 and 2014 of $3.6 million and $2.0 million, respectively.